Government Bonds, And Other Assets - Additional Information (Detail) $ in Thousands		3 Months Ended		12 Months Ended
	Nov. 20, 2020 MXN ($)	Mar. 31, 2025 MXN ($) serie	Mar. 31, 2024 MXN ($)	Dec. 31, 2024 MXN ($) serie	Nov. 19, 2020 MXN ($)
Disclosure Of Notes Receivable Government Bonds And Other Non Current Assets [Line Items]
Long-term debt, net of current portion		$ 1,491,671,159		$ 1,553,553,738
Financial arrangement, term	3 years
Mexican Government
Disclosure Of Notes Receivable Government Bonds And Other Non Current Assets [Line Items]
Interest income		980,870	$ 1,928,811
Government Bonds
Disclosure Of Notes Receivable Government Bonds And Other Non Current Assets [Line Items]
Principal amount of debt		30,489,618		34,006,893	$ 128,786,611
Long-term debt, net of current portion		30,542,229		34,357,836	$ 95,597,610
Fair value of the transferred assets		32,192,859		35,279,002
Fair value of associated financial liabilities		30,420,529		33,941,600
Fair value of transferred financial assets and associated financial liabilities, Net		1,772,330		1,337,402
Interest		$ 52,611		$ 350,943
Government Bonds | Fifteen Series of Development Bonds
Disclosure Of Notes Receivable Government Bonds And Other Non Current Assets [Line Items]
Number of series of development bonds | serie		4
Financial assets at amortised cost		$ 31,759,990
Government Bonds | Seventeen Series of Development Bonds
Disclosure Of Notes Receivable Government Bonds And Other Non Current Assets [Line Items]
Number of series of development bonds | serie				5
Financial assets at amortised cost				$ 35,778,918
Government Bonds | Financing income
Disclosure Of Notes Receivable Government Bonds And Other Non Current Assets [Line Items]
Interest income		$ 620,211	$ 1,407,533
Government Bonds | Three Year Financing Arrangement
Disclosure Of Notes Receivable Government Bonds And Other Non Current Assets [Line Items]
Notional amount of debt issued	$ 95,597,610
Interest rate	8.56275%